Financial risk management - Summary of Exposure to Various Currencies Denominated in Foreign Currency (Details) ₺ in Thousands, € in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 TRY (₺)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 TRY (₺)	Dec. 31, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 540,473				$ 279,735				$ 481,327
Accounts receivable and other	122,778				91,113
Current derivative assets	2,502				0
Other non-current assets	170				170
Accounts payable and other	(254,030)				(191,705)
Non-current derivative liabilities	(18,843)				0
Non-current debt - Term Facility	(636,059)				(494,414)
Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents		$ 12,898				$ 19,895
Accounts receivable and other		14,759				10,939
Current derivative assets		0
Other non-current assets		2,681				2,680
Investments in marketable securities		133,305				74,085
Accounts payable and other		(97,211)				(72,690)
Non-current derivative liabilities		0
Other non-current liabilities		(13,707)				(13,468)
Net assets (liabilities)	40,014	52,725			16,180	$ 21,441
Currency risk | Canadian dollar | Term Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current debt - Term Facility		$ 0
Currency risk | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | €			€ 98,566				€ 10,567
Accounts receivable and other | €			17,392				10,728
Current derivative assets | €			414
Other non-current assets | €			67,453				51,986
Investments in marketable securities | €			0				0
Accounts payable and other | €			(92,650)				(73,345)
Non-current derivative liabilities | €			(10,917)
Other non-current liabilities | €			(4,652)				(3,870)
Net assets (liabilities)	(89,056)		(80,588)		(4,271)		€ (3,934)
Currency risk | Euro | Term Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current debt - Term Facility | €			€ (156,194)
Currency risk | Turkish lira
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | ₺				₺ 125,697				₺ 33,598
Accounts receivable and other | ₺				350,649				225,605
Current derivative assets | ₺				0
Other non-current assets | ₺				0				0
Investments in marketable securities | ₺				0				0
Accounts payable and other | ₺				(1,817,969)				(731,913)
Non-current derivative liabilities | ₺				0
Other non-current liabilities | ₺				(201,567)				(118,793)
Net assets (liabilities)	(52,421)			(1,543,190)	(31,633)			₺ (591,503)
Currency risk | Turkish lira | Term Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current debt - Term Facility | ₺				₺ 0
Currency risk | Other foreign currency
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets (liabilities)	$ (160)				$ (150)